Segments (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 28,885,579	¥ 203,548,005	¥ 487,938,864	¥ 358,649,298
Cost of revenues	(18,348,491)	(129,296,306)	(264,679,547)	(108,623,048)
Gross profit	10,537,088	74,251,699	223,259,317	250,026,250
Depreciation and amortization		(6,161,834)	(6,844,237)	(6,674,311)
Total capital expenditures		(774,615)	(1,821,918)	(135,676)
Total Assets	22,669,209		282,121,901		¥ 160,559,203
Holographic Solutions [Member]
Segment Reporting Information [Line Items]
Revenues		68,345,506	153,996,658	131,871,221
Cost of revenues		(59,562,014)	(125,805,732)	(92,819,057)
Gross profit		8,783,492	28,190,926	39,052,164
Depreciation and amortization		(6,161,834)	(2,761,207)	(2,590,281)
Total capital expenditures		(774,615)	(1,821,918)	(129,482)
Total Assets	20,137,323		200,456,129		142,626,614
Holographic Technology Service [Member]
Segment Reporting Information [Line Items]
Revenues		135,202,499	333,942,206	226,778,077
Cost of revenues		(69,734,292)	(138,873,815)	(15,803,991)
Gross profit		65,468,207	195,068,391	210,974,086
Depreciation and amortization			(4,083,030)	(4,084,030)
Total capital expenditures				¥ (6,194)
Total Assets	$ 2,531,886		¥ 81,665,772		¥ 17,932,589